Label	Element	Value
Horizon Kinetics SPAC Active ETF | Centurion Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Horizon Kinetics SPAC Active ETF | M3-Brigade Acquisition V Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Horizon Kinetics SPAC Active ETF | Oaktree Acquisition Corp. III Life Sciences [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Horizon Kinetics SPAC Active ETF | Launch Two Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Horizon Kinetics SPAC Active ETF | Aldel Financial II, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Horizon Kinetics SPAC Active ETF | Graf Global Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Horizon Kinetics SPAC Active ETF | Cohen Circle Acquisition Corp. I [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Horizon Kinetics SPAC Active ETF | Silverbox Corp. IV [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Horizon Kinetics SPAC Active ETF | Voyager Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Horizon Kinetics SPAC Active ETF | Legato Merger Corp. III [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Horizon Kinetics SPAC Active ETF | Pre-Combination Special Purpose Acquisition Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.50%
Horizon Kinetics SPAC Active ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%